Related Parties	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Related Parties
25. RELATED PARTIES
Notes 10 and 19 provide information about the Group’s ownership structure and investment in an associate. The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year.

		Sales to related parties	Purchases from related parties	Amounts owed by related parties*		Amounts owed to related parties*
Entities with significant influence over the Group:
Sistema PJSFC	2020	—	193	—		9
Sistema PJSFC	2019	—	309	—		18
Sistema PJSFC	2018	5	226	—		15
Associate:
Litres	2020	6	11	144	**	2
Litres	2019	5	6	1		3
Litres	2018	5	1	—		1
* The amounts are classified as accounts receivable and trade payables, respectively.
** Including 141 of accrued but not paid dividends for the year ended December 31, 2020.
The Group has several accounts at
MTS-Bank
PJSC (a subsidiary of Sistema PJSFC), related party, including short-term deposit accounts. As at December 31, 2020 total cash balance of the Group’s current and deposit accounts at
MTS-Bank
PJSC was 86 (December 31, 2019: 26). In 2020, the Group received interest income of 2 (2019: 37) from holding short-term deposits at
MTS-Bank
PJSC.
Purchases from Sistema PJSFC (as a group of companies) relate mainly to the purchases of telecommunication services (phone service, internet, etc.), payment processing services and agent services (cash collection from the Group’s customers). Purchases from Litres relate to the subscription for the library of
e-books.
Sales to Litres relate to the commission for the participation in the affiliates program when the Group’s customer referrals result in successful sales by Litres.
Outstanding balances with related parties at the
year-end
are unsecured and interest free and settlement occurs in cash. There have been no guarantees provided or received for any related party receivables or payables. For the year ended December 31, 2020, the Group recognized no provision for expected credit losses relating to amounts owed by related parties (2019 and 2018: nil).
Transactions with key management personnel
The remuneration of key management personnel for the year ended December 31, 2020, 2019 and 2018 amounted to:

	2020	2019	2018
Short-term employee benefits (i)	53	33	31
Share-based compensation expense (ii)	224	93	188

	277	126	219

i.	Short-term benefits include salaries, bonuses, paid annual leave and social security contributions.

ii.	Amounts related to the participation of the key management personnel in the incentive scheme posted in consolidated statements of profit or loss and other comprehensive income.